Allowance for Credit Losses and Credit Quality - Schedule of Allowance for Loan Losses for Legacy and Acquired Loans, by Loan Portfolio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses
provision for unfunded commitment, acquired	$ 709	$ 1,370
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	140,891	144,719	$ 138,378
Provision for (Reversal of) loan losses	39,472	51,111	44,424
Decrease in FDIC loss share receivable			1,497
Transfer of balance to OREO and other	(7,172)	934	(2,781)
Loans charged-off	(45,547)	(62,466)	(39,839)
Recoveries	12,927	6,593	6,034
Allowance for loan losses at end of period	140,571	140,891	144,719
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	13,208	11,241	14,145
Provision for (Reversal of) unfunded commitments	913	597	2,904
Reserve for unfunded commitments at end of period	14,830	13,208	11,241
Allowance on loans individually evaluated for impairment	16,342	17,352	24,293
Allowance on loans collectively evaluated for impairment	111,266	89,655	84,214
Allowance on loans acquired with deteriorated credit quality	155,401	154,099	155,960
Loans, net of unearned income:
Loans, net of unearned income	22,519,815	20,078,181	15,064,971
Balance at end of period individually evaluated for impairment	169,725	238,127	302,780
Balance at end of period collectively evaluated for impairment	21,986,677	19,358,499	14,232,005
Commercial Loans | Real Estate
Financing Receivable, Allowance for Credit Losses
provision for unfunded commitment, acquired	118	253
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	54,201	49,231	51,372
Provision for (Reversal of) loan losses	(829)	10,433	1,958
Decrease in FDIC loss share receivable			34
Transfer of balance to OREO and other	(2,256)	853	(868)
Loans charged-off	(1,611)	(7,433)	(4,338)
Recoveries	2,301	1,117	1,141
Allowance for loan losses at end of period	51,806	54,201	49,231
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	4,531	3,207	4,167
Provision for (Reversal of) unfunded commitments	220	1,071	960
Reserve for unfunded commitments at end of period	4,869	4,531	3,207
Allowance on loans individually evaluated for impairment	636	1,588	1,378
Allowance on loans collectively evaluated for impairment	45,651	30,360	25,248
Loans, net of unearned income:
Loans, net of unearned income	9,388,305	8,938,230	6,846,549
Balance at end of period individually evaluated for impairment	53,905	91,785	61,006
Balance at end of period collectively evaluated for impairment	9,166,070	8,616,924	6,504,875
Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
provision for unfunded commitment, acquired	40	783
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	53,916	60,939	49,355
Provision for (Reversal of) loan losses	23,866	31,891	32,296
Decrease in FDIC loss share receivable			50
Transfer of balance to OREO and other	(812)	(68)	(519)
Loans charged-off	(29,578)	(40,015)	(21,645)
Recoveries	6,704	1,169	1,502
Allowance for loan losses at end of period	54,096	53,916	60,939
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	5,309	4,537	6,106
Provision for (Reversal of) unfunded commitments	849	(11)	1,569
Reserve for unfunded commitments at end of period	6,198	5,309	4,537
Allowance on loans individually evaluated for impairment	12,646	12,736	21,413
Allowance on loans collectively evaluated for impairment	39,949	38,944	37,206
Loans, net of unearned income:
Loans, net of unearned income	5,737,017	5,135,067	4,060,032
Balance at end of period individually evaluated for impairment	71,801	102,416	220,995
Balance at end of period collectively evaluated for impairment	5,638,375	5,001,505	3,806,305
Residential Mortgage
Financing Receivable, Allowance for Credit Losses
provision for unfunded commitment, acquired	551	327
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	9,117	11,249	11,789
Provision for (Reversal of) loan losses	4,200	(2,206)	824
Decrease in FDIC loss share receivable			1,090
Transfer of balance to OREO and other	(106)	2	(141)
Loans charged-off	(334)	(365)	(313)
Recoveries	121	437	180
Allowance for loan losses at end of period	12,998	9,117	11,249
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	555	657	830
Provision for (Reversal of) unfunded commitments	(240)	(429)	173
Reserve for unfunded commitments at end of period	866	555	657
Allowance on loans individually evaluated for impairment	145	172	144
Allowance on loans collectively evaluated for impairment	6,961	3,141	4,223
Loans, net of unearned income:
Loans, net of unearned income	4,359,156	3,056,352	1,267,400
Balance at end of period individually evaluated for impairment	6,579	6,749	4,312
Balance at end of period collectively evaluated for impairment	4,259,369	2,911,222	1,140,136
Consumer and Other Loans
Financing Receivable, Allowance for Credit Losses
provision for unfunded commitment, acquired	0	7
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	23,657	23,300	25,862
Provision for (Reversal of) loan losses	12,235	10,993	9,346
Decrease in FDIC loss share receivable			323
Transfer of balance to OREO and other	(3,998)	147	(1,253)
Loans charged-off	(14,024)	(14,653)	(13,543)
Recoveries	3,801	3,870	3,211
Allowance for loan losses at end of period	21,671	23,657	23,300
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	2,813	2,840	3,042
Provision for (Reversal of) unfunded commitments	84	(34)	202
Reserve for unfunded commitments at end of period	2,897	2,813	2,840
Allowance on loans individually evaluated for impairment	2,915	2,856	1,358
Allowance on loans collectively evaluated for impairment	18,705	17,210	17,537
Loans, net of unearned income:
Loans, net of unearned income	3,035,337	2,948,532	2,890,990
Balance at end of period individually evaluated for impairment	37,440	37,177	16,467
Balance at end of period collectively evaluated for impairment	2,922,863	2,828,848	2,780,689
Receivables Acquired with Deteriorated Credit Quality
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans acquired with deteriorated credit quality	12,963	33,884	36,212
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	363,413	481,555	530,186
Receivables Acquired with Deteriorated Credit Quality | Commercial Loans | Real Estate
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans acquired with deteriorated credit quality	5,519	22,253	22,605
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	168,330	229,521	280,668
Receivables Acquired with Deteriorated Credit Quality | Commercial Loans | Commercial and industrial
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans acquired with deteriorated credit quality	1,501	2,236	2,320
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	26,841	31,146	32,732
Receivables Acquired with Deteriorated Credit Quality | Residential Mortgage
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans acquired with deteriorated credit quality	5,892	5,804	6,882
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	93,208	138,381	122,952
Receivables Acquired with Deteriorated Credit Quality | Consumer and Other Loans
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans acquired with deteriorated credit quality	51	3,591	4,405
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	$ 75,034	$ 82,507	$ 93,834